Income Taxes - Components of pre-tax loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.K. (loss)	$ (13,059)	$ (347,158)	$ (246,688)
U.S. income (loss)	(284,853)	(47,198)	3,733
Other income (loss)	39,762	41,033	(5,477)
Pre-tax loss	$ (258,150)	$ (353,323)	$ (248,432)